Revenue Recognition (Details)	6 Months Ended
Jun. 30, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Installation service performance obligations, description
The aggregate amount of the transaction price allocated to installation service performance obligations that are unsatisfied (or partially unsatisfied) as of June 30, 2018 were $2,537, $2,375 of which is included in deferred revenue. We expect to recognize approximately $2,420 during the three months ended September 30, 2018 and the remainder in the three months ended December 31, 2018.